UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-3534

Name of Fund:  Merrill Lynch U.S.A. Government Reserves

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments


Merrill Lynch U.S.A. Government Reserves


Schedule of Investments as of May 31, 2007 (unaudited)                                                             (in Thousands)

Repurchase Agreements - 100.0%

       Face
     Amount                                              Issue                                                          Value
  $  15,000    Citigroup Global Markets Inc., purchased on 5/30/2007 to yield 5.24% to 6/06/2007, repurchase
               price of $15,015, collateralized by GNMA, 6% due 5/20/2037                                             $    15,000
     15,000    Countrywide Securities Corporation, purchased on 5/29/2007 to yield 5.24% to 6/05/2007, repurchase
               price of $15,015, collateralized by GNMA, 4% to 7% due 7/15/1016 to 6/15/2036                               15,000
     15,000    Credit Suisse Securities (USA) LLC, purchased on 5/29/2007 to yield 5.22% to 6/05/2007, repurchase
               price of $15,015, collateralized by GNMA, 6% to 6.50% due 7/20/2034 to 5/20/2037                            15,000
     15,000    Greenwich Capital Markets, Inc., purchased on 5/30/2007 to yield 5.24% to 6/06/2007, repurchase
               price of $15,015, collateralized by GNMA, 4.50% to 7% due 9/15/2033 to 5/15/2037                            15,000
     12,100    HSBC Securities (USA) Inc., purchased on 5/31/2007 to yield 5.27% to 6/01/2007, repurchase price
               of $12,102, collateralized by GNMA, 5% to 7% due 7/15/2033 to 12/15/2035                                    12,100
     15,000    J.P. Morgan Securities Inc., purchased on 5/29/2007 to yield 5.23% to 6/05/2007, repurchase
               price of $15,015, collateralized by GNMA, 5.50% due 12/15/2036                                              15,000
     15,000    Merrill Lynch Government Securities Inc., purchased on 5/30/2007 to yield 5.24% to 6/06/2007,
               repurchase price of $15,015, collateralized by GNMA, 4.50% to 9.50% due 2/15/2008 to 3/20/2037 (a)          15,000
     15,000    UBS Securities LLC, purchased on 5/30/2007 to yield 5.23% to 6/06/2007, repurchase price $15,015,
               collateralized by GNMA, 5% to 10% due 3/15/2014 to 8/15/2036                                                15,000

Total Investments (Cost - $117,100*) - 100.0%                                                                             117,100
Liabilities in Excess of Other Assets - (0.0%)                                                                               (43)
                                                                                                                      -----------
Net Assets - 100.0%                                                                                                   $   117,057
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) Investment in companies considered to be an affiliate of the Fund, for purposes Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

                                                      Net          Interest
    Affiliate                                       Activity        Income

    Merrill Lynch Government Securities, Inc.      $   15,000      $    112



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 24, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 24, 2007